CASH AND CASH EQUIVALENTS AND INVESTMENTS - Financial position information (Details) - ARS ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Investment and earnings information
Investments in associates	$ 5,553	$ 5,746
Investments in joint ventures	7,439	10,851
Investments in associates and joint ventures	12,992	16,597	$ 16,805	$ 63,281
OPH
Investment and earnings information
Investments in joint ventures	7,230	10,851
Investments in associates and joint ventures	$ 7,230	10,851	11,412	19,262
Ownership interest in joint venture (in percentage)	50.00%
Parklet
Investment and earnings information
Investments in joint ventures	$ 209
Investments in associates and joint ventures	$ 209
Percentage of capital stock owned and voting rights	50.00%
Ownership interest in joint venture (in percentage)	51.00%
La Capital Cable S.A.
Investment and earnings information
Investments in associates	$ 5,553	5,746
Investments in associates and joint ventures	$ 5,553	$ 5,746	$ 5,393	$ 5,974
Percentage of capital stock owned and voting rights	50.00%